Staff Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Employee	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($) Employee
Analysis Of Income And Expense [Abstract]
Average employed on full-time equivalents	45.8	46.2	48.5
Employed on full-time equivalents	48.3	42.7	50.1
Gain on post-employment benefits | $	$ 864,000	$ 0	$ 527,000